RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
RESEARCH AND DEVELOPMENT EXPENSES.
Schedule of research and development expenses

	Year Ended December 31,
	2025	2024	2023

	U.S. dollars in thousands
Payroll and related expenses	176	222	390
Professional services	881	708	605
Share-based payments	86	156	138
Clinical and pre-clinical trials	531	114	1,891
Intellectual property development	206	238	222
Other	143	150	282
	2,023	1,588	3,528